Intangible Assets - Balances by Major Asset Class - Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Amortization expense for the next 5 years
2017	$ 57,824
2018	53,894
2019	53,894
2020	53,894
2021	$ 49,572